Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
For the Twelve Months Ended December 31, 2025, 2024 and 2023
Supplementary Information
($ in millions)

Year Ended December 31, 2025	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Insurance	$183.0	$2,509.0	$805.2	$1,623.8		$(864.4)	$(243.4)	$1,604.9	$(303.3)
Reinsurance	174.2	1,934.1	952.0	1,208.1		(682.3)	(179.0)	1,231.1	(188.7)
Total	$357.2	$4,443.1	$1,757.2	$2,831.9	$326.3	$(1,546.7)	$(422.4)	$2,836.0	$(492.0)

Year Ended December 31, 2024	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Insurance	$73.9	$2,259.1	$1,164.1	$1,584.0		$(976.5)	$(193.2)	$1,666.9	$(264.2)
Reinsurance	248.2	1,691.5	580.0	1,305.7		(741.3)	(227.0)	1,275.7	(141.7)
Total	$322.1	$3,950.6	$1,744.1	$2,889.7	$318.0	$(1,717.8)	$(420.2)	$2,942.6	$(405.9)

Year Ended December 31, 2023	Deferred Policy Acquisition Costs	Net Reserves for Losses and LAE	Net Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and LAE Expenses	Policy Acquisition Expenses	Net Written Premiums	General and Administrative Expenses
Insurance	$94.7	$1,859.7	$1,048.3	$1,460.0		$(941.9)	$(171.6)	$1,483.9	$(233.9)
Reinsurance	201.5	1,373.1	644.5	1,154.5		(611.1)	(208.6)	1,098.0	(120.6)
Total	$296.2	$3,232.8	$1,692.8	$2,614.5	$275.7	$(1,553.0)	$(380.2)	$2,581.9	$(354.5)